Income Taxes (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax (expense) benefit at federal statutory income tax rate of 21% in 2019 and 2018 and 35% in 2017			$ (1,539)	$ (4,435)	$ (1,478)
State income tax (expense) benefit, net of U.S. federal income tax benefit			(475)	(698)	160
Permanent differences			(310)	(128)	(338)
Revaluation of deferred tax assets and liabilities related to the 2017 Tax Act			0	0	(5,242)
Provision to return adjustment entirely offset by change in valuation allowance			(325)	(230)	957
Gross receipts and margin taxes			(923)	(950)	(913)
Interest and penalties			32	(11)	(49)
Valuation allowance			2,322	3,670	9,121
Income tax (expense) benefit from continuing operations	$ (303)	$ 405	$ (1,218)	$ (2,782)	$ 2,218